PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation are as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Buildings	211,635,316	441,046,753
Machinery and equipment	1,643,401,637	3,217,550,882
Motor vehicles	12,135,310	22,814,205
Furniture, fixture and office equipment	20,407,418	44,168,256
Solar power projects	—	89,656,060
	1,887,579,681	3,815,236,156
Less: Accumulated depreciation	(150,902,142)	(412,394,030)
Less: Impairment provision	(5,376,071)	(4,784,595)
Subtotal	1,731,301,468	3,398,057,531
Construction in progress	207,676,752	442,741,441
Property, plant and equipment, net	1,938,978,220	3,840,798,972

Depreciation expenses were RMB43,840,980, RMB96,751,960 and RMB263,846,113 for the years ended December 31, 2009, 2010 and 2011, respectively.

Construction in progress primarily represents the construction of new production line and solar power project. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Management evaluated long-lived assets for impairment if events or changes in circumstances indicated that the carrying value of such assets may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. The Company’s impairment evaluation of long-lived assets includes an analysis of estimated future undiscounted net cash flows expected to be generated by the assets over their remaining estimated useful lives. If estimate of future undiscounted net cash flows is insufficient to recover the carrying value of the assets over the remaining estimated useful lives, the Company records an impairment loss in the amount by which the carrying value of the assets exceeds the fair value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Based on the performed impairment assessment, the Company recorded an impairment provision in general and administrative expenses of nil, RMB5,376,071 and nil for the years ended December 31, 2009, 2010 and 2011 for certain equipment in the wafer production line that had become obsolete. The recoverable amount was based on fair value less cost to sell. The carrying value of the assets previously impaired and disposed during the year ended December 31, 2011 were RMB591,476.

Certain property, plant and equipment are pledged as collateral for the Company's borrowings (Note 16).